FINANCIAL INSTRUMENTS AND FINANCIAL RISKS (Details 6) - SEK (kr) kr in Thousands	Apr. 30, 2018	Apr. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	kr 212,705	kr 205,583
Financial liabilities valued at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	kr 212,705	205,583
Convertible loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		kr 66,307